Significant Events during the Reporting Period	12 Months Ended
Dec. 31, 2025
Significant Events during the Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD
NOTE 25:-

SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

Transaction with NeuroThera Labs

On October 9, 2025, the Company entered into an asset and share purchase agreement (the “Miza Agreement”) with Miza III Ventures Inc. (TSXV: MIZA.P)(“Miza”), pursuant to which, on the terms and subject to the conditions of the Miza Agreement, the Company received a controlling interest in Miza, and transferred to Miza its clinical-stage pharmaceutical portfolio and equity stake of approximately 50.9% in SNI (the “Transaction”). In the financial statements of Miza, the Miza Agreement was accounted for as a reverse acquisition where SNI was identified as the accounting acquirer.

As of December 31, 2025, the Company held 75% of Miza issued and outstanding share capital.

The Transaction closed on October 22, 2025, and pursuant to the Miza Agreement, at the closing thereof (the “Closing”) the Company transferred to Miza 59 ordinary shares, or approximately 50.9% of the equity, of SNI, the intellectual property rights in SciSparc’s clinical-stage pharmaceutical portfolio, and the contracts, permits, pre-paid deposits, books and records, business and technical information, and all other rights, properties and assets necessary to the operation thereto, in consideration for 63,300,000 common shares of Miza, at a deemed price per share of CAD 0.25 (“Miza Common Shares”), 4,000,000 common share purchase warrants exercisable to acquire one Miza Common Share for each warrant at an exercise price of CAD 0.25 for a period of five years from the date of issuance thereof (the “Warrants”), 3,000,000 common shares to finders, with an aggregate fair value of $321 and up to 48,000,000 Miza Common Shares (the “Contingent Rights Shares”) contingent upon the achievement of certain pre-determined milestones (the “Milestones”), representing a post-closing equity interest in Miza of 75% (or up to approximately 84% in the event of the full achievement of the Milestones.

Pursuant to the Miza Agreement, upon the achievement of the Milestones, the Contingent Right Shares will be issued to the Company as follows: (i) 16,000,000 Miza Common Shares will be issued upon the completion of a transaction resulting in the listing of Miza’s securities on either the New York Stock Exchange or the Nasdaq Stock Market LLC (each, a “U.S. Exchange”), or another transaction resulting in the issuance of shares listed on a U.S. Exchange to shareholders of Miza in exchange for their Miza Common Shares (in each case, an “Uplisting Transaction”), if such Uplisting Transaction is completed within twenty-four months from the date of Closing (the “Closing Date”); (ii) 16,000,000 Miza Common Shares will be issued upon the successful raising by Miza, within forty-eight months of the Closing Date in equity and/or debt financing, of an aggregate of US$10 million or more; and (iii) 16,000,000 Miza Common Shares will be issued upon Miza completing a clinical trial within forty-eight months of the Closing Date.

Upon Closing, two parties have provided Miza non-convertible loans in the amount of $175 each which mature on November 22, 2026 and bear interest at the simple rate of 7% per annum.

The financial statements of Miza are consolidated in these financial statements from the Closing Date, and the Miza Agreement was accounted for as deemed issuance of shares by a subsidiary. Following the Closing, Miza changed its name to “NeuroThera Labs Inc.” and is expected to be active in both the pharmaceutical and supplemental sectors. In the financial statements of Miza, the Miza Agreement was accounted for as a reverse acquisition where SNI was identified as the accounting acquirer. Additionally, Miza did not meet the definition of a business in IFRS 3, “Business Combinations.” Accordingly, in the consolidated financial statements of the Company the agreement was accounted for as deemed issuance of 18,600,000 common shares by a subsidiary, representing the shares deemed to have been issued to the non-controlling interests by the subsidiary, and as an equity-settled share-based payment transaction by a subsidiary for the provision of a stock exchange listing and related services in accordance with IFRS 2, “Share-based Payment.”

The deemed issuance listing expense related to the Transaction has been recorded in profit or loss and measured as the excess of fair value of  the 18,600,000 common shares deemed issued by Neurothera Labs Inc. over the fair value of Neurothera’s identifiable net assets acquired. The fair value of such common shares was determined based on their quoted price as of the date of completion of the Transaction.

The 3,000,000 common shares issued by the subsidiary to finders were recorded as share-based compensation expense in accordance with IFRS 2, “Share-based Payment,” in an amount of $321, determined based on the quoted price of the common shares as of the date of completion of the Transaction.

For further information regarding the assets and liabilities received as consideration for deemed issuance of shares, see appendix (b) to the consolidated statements of cash flows.

In addition, on October 23, 2025, the Company loaned CAD 1 million (approximately US$716 thousand) in cash to Miza pursuant to an unsecured convertible note, which shall mature on the two-year anniversary of the date of the issuance thereof (the “Maturity Date”) and shall bear interest at the simple rate of 7% per annum. On the Maturity Date, the outstanding principal and accrued but unpaid interest under the convertible note shall be convertible into Miza Common Shares, at the sole election of the holder, at a price of CAD 0.25 per share and up to a maximum of 4,000,000 Miza Common Shares (the “Share Cap”), subject to customary anti-dilution adjustments. Upon conversion of the convertible note, for any principal amount or accrued interest not converted into shares due to being in excess of the Share Cap or rounding, Miza will pay the holder of the convertible note a cash amount of such outstanding balance.This convertible note is eliminated in consolidation.